UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-23840

Fidelity Cherry Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Hedged Equity Central Fund

Annual Report
January 31, 2023

Contents

Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average annual total returns for Fidelity® Hedged Equity Central Fund will be reported once the fund is a year old.

Investment Summary January 31, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Apple, Inc.	6.2
Microsoft Corp.	5.3
Alphabet, Inc. Class A	3.3
Amazon.com, Inc.	2.6
Berkshire Hathaway, Inc. Class B	1.8
iShares S&P 500 Index ETF	1.8
UnitedHealth Group, Inc.	1.6
Exxon Mobil Corp.	1.5
NVIDIA Corp.	1.5
Johnson & Johnson	1.4
27.0

Market Sectors (% of Fund's net assets)

Information Technology	25.5
Health Care	13.9
Financials	11.3
Consumer Discretionary	10.1
Industrials	8.3
Communication Services	7.3
Consumer Staples	6.4
Energy	4.7
Utilities	3.0
Real Estate	2.6
Materials	2.5

Asset Allocation (% of Fund's net assets)

Foreign investments - 2.9%

Schedule of Investments January 31, 2023
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 0.8%
Frontier Communications Parent, Inc. (a)	1,121	33,193
Verizon Communications, Inc.	19,622	815,687
		848,880
Entertainment - 1.4%
Liberty Media Corp. Liberty Formula One Class A (a)	504	32,095
Madison Square Garden Sports Corp.	174	31,640
Netflix, Inc. (a)	1,438	508,851
Spotify Technology SA (a)	291	32,802
The Walt Disney Co. (a)	6,741	731,331
Warner Bros Discovery, Inc. (a)	7,543	111,787
		1,448,506
Interactive Media & Services - 4.3%
Alphabet, Inc. Class A (a)	35,795	3,537,978
Meta Platforms, Inc. Class A (a)	7,179	1,069,456
Pinterest, Inc. Class A (a)	1,049	27,578
		4,635,012
Media - 0.8%
Comcast Corp. Class A	17,090	672,492
DISH Network Corp. Class A (a)	3,128	45,012
Liberty Media Corp. Liberty SiriusXM Series A (a)	1,066	43,301
Nexstar Broadcasting Group, Inc. Class A	230	47,097
Sirius XM Holdings, Inc.	7,924	45,880
		853,782
TOTAL COMMUNICATION SERVICES		7,786,180
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
Gentex Corp.	1,160	34,232
Lear Corp.	347	50,586
		84,818
Automobiles - 1.5%
Ford Motor Co.	16,707	225,712
Harley-Davidson, Inc.	594	27,342
Tesla, Inc. (a)	7,928	1,373,288
		1,626,342
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc. Class A (a)	402	44,666
ARAMARK Holdings Corp.	240	10,687
Booking Holdings, Inc. (a)	128	311,565
Caesars Entertainment, Inc. (a)	1,000	52,060
Hyatt Hotels Corp. Class A (a)	517	56,415
Las Vegas Sands Corp. (a)	1,577	93,043
Marriott Vacations Worldwide Corp.	332	53,133
McDonald's Corp.	2,998	801,665
Starbucks Corp.	3,821	417,024
Texas Roadhouse, Inc. Class A	628	63,070
Vail Resorts, Inc.	198	51,943
Wendy's Co.	2,198	49,015
Wyndham Hotels & Resorts, Inc.	692	53,637
		2,057,923
Household Durables - 0.5%
Leggett & Platt, Inc.	1,196	43,726
PulteGroup, Inc.	4,121	234,444
Tempur Sealy International, Inc.	736	29,992
Toll Brothers, Inc.	989	58,836
TopBuild Corp. (a)	189	37,811
Whirlpool Corp.	581	90,398
		495,207
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc. (a)	27,110	2,795,854
Doordash, Inc. (a)	502	29,076
Etsy, Inc. (a)	589	81,035
Uber Technologies, Inc. (a)	1,453	44,941
		2,950,906
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,158	173,908
Macy's, Inc.	181	4,277
Target Corp.	2,364	406,939
		585,124
Specialty Retail - 2.2%
Burlington Stores, Inc. (a)	121	27,809
Dick's Sporting Goods, Inc.	389	50,866
Five Below, Inc. (a)	143	28,190
Floor & Decor Holdings, Inc. Class A (a)	343	31,134
Foot Locker, Inc.	753	32,763
Gap, Inc.	2,000	27,140
Lowe's Companies, Inc.	2,234	465,231
Murphy U.S.A., Inc.	30	8,161
RH (a)	104	32,447
Ross Stores, Inc.	2,536	299,730
The Home Depot, Inc.	3,521	1,141,403
Tractor Supply Co.	683	155,717
Williams-Sonoma, Inc.	234	31,576
		2,332,167
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	4,130	525,873
Ralph Lauren Corp.	470	58,210
		584,083
TOTAL CONSUMER DISCRETIONARY		10,716,570
CONSUMER STAPLES - 6.4%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	2,858	190,286
PepsiCo, Inc.	4,913	840,221
The Coca-Cola Co.	14,435	885,154
		1,915,661
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	555	40,221
Casey's General Stores, Inc.	115	27,130
Costco Wholesale Corp.	1,530	782,044
Performance Food Group Co. (a)	383	23,486
U.S. Foods Holding Corp. (a)	1,553	59,216
Walmart, Inc.	4,868	700,359
		1,632,456
Food Products - 1.2%
Bunge Ltd.	472	46,775
Campbell Soup Co.	4,456	231,400
Flowers Foods, Inc.	1,619	44,830
Hormel Foods Corp.	3,987	180,651
Ingredion, Inc.	509	52,325
Kellogg Co.	3,570	244,831
Post Holdings, Inc. (a)	296	28,105
The Hershey Co.	1,732	389,007
		1,217,924
Household Products - 1.4%
Colgate-Palmolive Co.	6,100	454,633
Procter & Gamble Co.	7,585	1,079,952
		1,534,585
Personal Products - 0.0%
Coty, Inc. Class A (a)	3,730	37,151
Tobacco - 0.5%
Philip Morris International, Inc.	4,609	480,442
TOTAL CONSUMER STAPLES		6,818,219
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Halliburton Co.	4,734	195,135
Schlumberger Ltd.	5,577	317,777
		512,912
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	2,694	29,365
Antero Resources Corp. (a)	770	22,207
Cheniere Energy, Inc.	451	68,908
Chesapeake Energy Corp.	423	36,683
Chevron Corp.	5,900	1,026,718
CNX Resources Corp. (a)	1,543	25,814
ConocoPhillips Co.	4,270	520,385
Devon Energy Corp.	3,817	241,387
Exxon Mobil Corp.	13,545	1,571,355
Kinder Morgan, Inc.	14,790	270,657
Marathon Oil Corp.	6,288	172,731
Murphy Oil Corp.	1,134	49,454
Occidental Petroleum Corp.	3,207	207,782
Ovintiv, Inc.	1,466	72,171
PDC Energy, Inc.	364	24,654
Targa Resources Corp.	1,698	127,384
		4,467,655
TOTAL ENERGY		4,980,567
FINANCIALS - 11.3%
Banks - 3.6%
Bank of America Corp.	26,663	946,003
Cadence Bank	1,575	40,289
Commerce Bancshares, Inc.	692	46,060
Cullen/Frost Bankers, Inc.	174	22,669
East West Bancorp, Inc.	804	63,130
First Citizens Bancshares, Inc.	34	26,441
First Horizon National Corp.	1,777	43,945
FNB Corp., Pennsylvania	1,668	23,802
Huntington Bancshares, Inc.	13,205	200,320
JPMorgan Chase & Co.	10,362	1,450,266
Old National Bancorp, Indiana	1,483	25,953
Popular, Inc.	555	38,095
Prosperity Bancshares, Inc.	689	52,268
Synovus Financial Corp.	883	37,042
Webster Financial Corp.	553	29,115
Wells Fargo & Co.	14,656	686,927
Wintrust Financial Corp.	568	51,955
		3,784,280
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	185	31,957
Ares Management Corp.	632	52,450
BlackRock, Inc. Class A	615	466,914
Blackstone, Inc.	566	54,313
Carlyle Group LP	1,589	57,156
Charles Schwab Corp.	5,249	406,378
Evercore, Inc. Class A	457	59,323
Goldman Sachs Group, Inc.	1,453	531,522
Interactive Brokers Group, Inc.	634	50,682
Janus Henderson Group PLC	645	16,718
Jefferies Financial Group, Inc.	1,547	60,766
KKR & Co. LP	1,215	67,809
Lazard Ltd. Class A	409	16,393
LPL Financial	183	43,393
Morgan Stanley	5,879	572,203
Morningstar, Inc.	117	28,417
SEI Investments Co.	806	50,319
State Street Corp.	2,509	229,147
Stifel Financial Corp.	772	52,041
Tradeweb Markets, Inc. Class A	236	17,591
		2,865,492
Consumer Finance - 0.5%
Ally Financial, Inc.	2,134	69,334
American Express Co.	2,404	420,532
SLM Corp.	1,662	29,201
		519,067
Diversified Financial Services - 2.0%
Apollo Global Management, Inc.	860	60,871
Berkshire Hathaway, Inc. Class B (a)	6,311	1,966,003
Equitable Holdings, Inc.	2,421	77,641
Voya Financial, Inc.	836	58,328
		2,162,843
Insurance - 2.3%
AFLAC, Inc.	5,762	423,507
American Financial Group, Inc.	336	47,910
Arch Capital Group Ltd. (a)	3,568	229,601
Assured Guaranty Ltd.	453	28,358
Axis Capital Holdings Ltd.	315	19,710
Brighthouse Financial, Inc. (a)	509	28,641
Brown & Brown, Inc.	3,064	179,428
Fidelity National Financial, Inc.	1,409	62,038
First American Financial Corp.	560	34,647
Globe Life, Inc.	1,236	149,371
Hanover Insurance Group, Inc.	315	42,393
Lincoln National Corp.	794	28,131
Loews Corp.	3,998	245,797
Markel Corp. (a)	53	74,676
Old Republic International Corp.	1,975	52,120
Principal Financial Group, Inc.	2,626	243,036
Reinsurance Group of America, Inc.	204	30,961
RenaissanceRe Holdings Ltd.	151	29,549
Selective Insurance Group, Inc.	304	28,880
Unum Group	702	29,505
W.R. Berkley Corp.	3,266	229,077
Willis Towers Watson PLC	838	213,011
		2,450,347
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	3,875	44,950
Annaly Capital Management, Inc.	2,719	63,815
Starwood Property Trust, Inc.	3,517	73,470
		182,235
Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	2,987	29,840
TOTAL FINANCIALS		11,994,104
HEALTH CARE - 13.9%
Biotechnology - 2.6%
AbbVie, Inc.	5,856	865,224
Alnylam Pharmaceuticals, Inc. (a)	119	26,942
Amgen, Inc.	1,898	479,055
Biogen, Inc. (a)	634	184,431
BioMarin Pharmaceutical, Inc. (a)	221	25,492
Gilead Sciences, Inc.	4,258	357,417
Moderna, Inc. (a)	1,121	197,363
Regeneron Pharmaceuticals, Inc. (a)	364	276,083
Seagen, Inc. (a)	226	31,522
Vertex Pharmaceuticals, Inc. (a)	932	301,129
		2,744,658
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	6,600	729,630
Boston Scientific Corp. (a)	10,471	484,284
DexCom, Inc. (a)	1,406	150,569
Envista Holdings Corp. (a)	847	33,025
GE HealthCare Technologies, Inc. (a)	2,296	159,618
Globus Medical, Inc. (a)	755	57,003
Insulet Corp. (a)	98	28,157
Integra LifeSciences Holdings Corp. (a)	385	22,061
Intuitive Surgical, Inc. (a)	1,443	354,531
Masimo Corp. (a)	94	15,988
STERIS PLC	900	185,859
Teleflex, Inc.	528	128,526
The Cooper Companies, Inc.	638	222,617
		2,571,868
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	528	44,363
Centene Corp. (a)	2,379	181,375
Chemed Corp.	92	46,473
CVS Health Corp.	5,298	467,390
Encompass Health Corp.	864	53,957
HCA Holdings, Inc.	1,019	259,916
Humana, Inc.	823	421,129
LHC Group, Inc. (a)	168	26,645
Option Care Health, Inc. (a)	668	19,285
UnitedHealth Group, Inc.	3,390	1,692,254
		3,212,787
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)	477	14,024
Veeva Systems, Inc. Class A (a)	255	43,490
		57,514
Life Sciences Tools & Services - 1.4%
Avantor, Inc. (a)	1,989	47,537
Danaher Corp.	2,387	631,075
QIAGEN NV (a)	1,002	49,098
Thermo Fisher Scientific, Inc.	1,332	759,680
		1,487,390
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	8,030	583,380
Eli Lilly & Co.	2,472	850,739
Johnson & Johnson	9,386	1,533,860
Merck & Co., Inc.	8,417	904,070
Pfizer, Inc.	17,796	785,871
Royalty Pharma PLC	800	31,352
		4,689,272
TOTAL HEALTH CARE		14,763,489
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.6%
Curtiss-Wright Corp.	155	25,699
HEICO Corp.	545	93,168
Howmet Aerospace, Inc.	4,394	178,792
Lockheed Martin Corp.	921	426,662
Raytheon Technologies Corp.	5,687	567,847
The Boeing Co. (a)	1,834	390,642
Woodward, Inc.	281	28,735
		1,711,545
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,160	116,197
United Parcel Service, Inc. Class B	2,868	531,240
		647,437
Airlines - 0.2%
American Airlines Group, Inc. (a)	6,773	109,316
United Airlines Holdings, Inc. (a)	2,577	126,170
		235,486
Building Products - 0.4%
Builders FirstSource, Inc. (a)	409	32,597
Carlisle Companies, Inc.	198	49,670
Fortune Brands Home & Security, Inc.	702	45,286
Lennox International, Inc.	185	48,215
Masco Corp.	3,490	185,668
Owens Corning	543	52,481
		413,917
Commercial Services & Supplies - 0.8%
Cintas Corp.	913	405,135
Clean Harbors, Inc. (a)	372	48,472
Republic Services, Inc.	2,821	352,117
Stericycle, Inc. (a)	930	50,043
Tetra Tech, Inc.	189	29,393
		885,160
Construction & Engineering - 0.1%
AECOM	730	63,707
Willscot Mobile Mini Holdings (a)	602	29,173
		92,880
Electrical Equipment - 0.4%
AMETEK, Inc.	1,909	276,652
Hubbell, Inc. Class B	194	44,409
Regal Rexnord Corp.	332	46,214
Sensata Technologies, Inc. PLC	1,162	59,088
		426,363
Industrial Conglomerates - 0.9%
General Electric Co.	5,017	403,768
Honeywell International, Inc.	2,566	534,960
		938,728
Machinery - 2.2%
AGCO Corp.	211	29,145
Caterpillar, Inc.	1,643	414,512
Cummins, Inc.	1,353	337,628
Dover Corp.	2,013	305,634
Fortive Corp.	3,660	248,990
Graco, Inc.	683	46,663
IDEX Corp.	1,062	254,540
ITT, Inc.	611	55,961
Lincoln Electric Holdings, Inc.	319	53,232
Middleby Corp. (a)	200	31,090
Oshkosh Corp.	315	31,746
PACCAR, Inc.	2,662	290,983
Snap-On, Inc.	679	168,888
Toro Co.	251	27,992
		2,297,004
Professional Services - 0.2%
Booz Allen Hamilton Holding Corp. Class A	440	41,642
CACI International, Inc. Class A (a)	151	46,522
KBR, Inc.	926	47,439
Science Applications International Corp.	457	47,427
TransUnion Holding Co., Inc.	751	53,884
		236,914
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	877	51,831
Landstar System, Inc.	294	50,812
Saia, Inc. (a)	126	34,370
Union Pacific Corp.	2,415	493,119
Werner Enterprises, Inc.	664	31,188
XPO, Inc. (a)	413	16,462
		677,782
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	377	222,234
Watsco, Inc.	164	47,129
		269,363
TOTAL INDUSTRIALS		8,832,579
INFORMATION TECHNOLOGY - 25.5%
Communications Equipment - 0.8%
Ciena Corp. (a)	409	21,276
Cisco Systems, Inc.	16,882	821,647
		842,923
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	440	51,696
Avnet, Inc.	217	9,956
Coherent Corp. (a)	1,087	47,176
Jabil, Inc.	726	57,085
Keysight Technologies, Inc. (a)	1,677	300,770
National Instruments Corp.	1,068	57,672
TD SYNNEX Corp.	472	48,215
		572,570
IT Services - 4.0%
Accenture PLC Class A	2,524	704,322
Amdocs Ltd.	517	47,528
Block, Inc. Class A (a)	770	62,924
Cloudflare, Inc. (a)	472	24,974
ExlService Holdings, Inc. (a)	147	25,078
Genpact Ltd.	938	44,349
GoDaddy, Inc. (a)	585	48,046
IBM Corp.	3,372	454,310
MasterCard, Inc. Class A	2,726	1,010,256
Maximus, Inc.	717	53,667
MongoDB, Inc. Class A (a)	134	28,704
Okta, Inc. (a)	477	35,112
PayPal Holdings, Inc. (a)	4,007	326,530
Snowflake, Inc. (a)	100	15,644
SS&C Technologies Holdings, Inc.	843	50,875
The Western Union Co.	2,923	41,419
Twilio, Inc. Class A (a)	568	33,989
Visa, Inc. Class A	5,451	1,254,875
WEX, Inc. (a)	134	24,786
		4,287,388
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (a)	5,664	425,650
Broadcom, Inc.	1,540	900,915
Enphase Energy, Inc. (a)	481	106,484
Entegris, Inc.	883	71,267
Intel Corp.	13,837	391,034
Lam Research Corp.	964	482,096
Lattice Semiconductor Corp. (a)	470	35,621
Micron Technology, Inc.	5,013	302,284
MKS Instruments, Inc.	515	52,695
NVIDIA Corp.	7,966	1,556,317
onsemi (a)	2,492	183,037
Qualcomm, Inc.	3,779	503,401
SolarEdge Technologies, Inc. (a)	240	76,591
Texas Instruments, Inc.	3,736	662,057
Universal Display Corp.	247	32,735
Wolfspeed, Inc. (a)	236	18,174
		5,800,358
Software - 8.3%
Adobe, Inc. (a)	1,560	577,730
Aspen Technology, Inc. (a)	100	19,875
Atlassian Corp. PLC (a)	187	30,223
Bill.Com Holdings, Inc. (a)	181	20,927
Crowdstrike Holdings, Inc. (a)	260	27,534
Datadog, Inc. Class A (a)	464	34,712
DocuSign, Inc. (a)	685	41,538
Dolby Laboratories, Inc. Class A	602	47,895
Dropbox, Inc. Class A (a)	2,043	47,459
Dynatrace, Inc. (a)	706	27,132
Fair Isaac Corp. (a)	49	32,632
Guidewire Software, Inc. (a)	698	51,122
HubSpot, Inc. (a)	92	31,925
Intuit, Inc.	1,079	456,061
Manhattan Associates, Inc. (a)	319	41,585
Microsoft Corp.	22,688	5,622,313
Oracle Corp.	5,149	455,481
Palo Alto Networks, Inc. (a)	251	39,819
Paylocity Holding Corp. (a)	100	20,829
Salesforce.com, Inc. (a)	3,219	540,695
ServiceNow, Inc. (a)	855	389,136
Splunk, Inc. (a)	500	47,885
VMware, Inc. Class A (a)	377	46,171
Workday, Inc. Class A (a)	338	61,323
Zoom Video Communications, Inc. Class A (a)	385	28,875
Zscaler, Inc. (a)	255	31,661
		8,772,538
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	45,453	6,558,399
Dell Technologies, Inc.	447	18,157
Hewlett Packard Enterprise Co.	11,781	190,028
Xerox Holdings Corp.	1,764	28,894
		6,795,478
TOTAL INFORMATION TECHNOLOGY		27,071,255
MATERIALS - 2.5%
Chemicals - 1.7%
Albemarle Corp.	483	135,940
Ashland, Inc.	432	47,205
Axalta Coating Systems Ltd. (a)	2,919	87,862
Celanese Corp. Class A	1,272	156,710
Eastman Chemical Co.	1,996	175,987
Element Solutions, Inc.	2,409	49,336
Huntsman Corp.	1,698	53,810
Linde PLC	2,264	749,248
LyondellBasell Industries NV Class A	2,562	247,720
Olin Corp.	487	31,455
RPM International, Inc.	528	47,472
Valvoline, Inc.	860	31,528
Westlake Corp.	268	32,897
		1,847,170
Construction Materials - 0.0%
Eagle Materials, Inc.	230	33,598
Containers & Packaging - 0.3%
Aptargroup, Inc.	428	49,494
Berry Global Group, Inc.	872	53,829
Crown Holdings, Inc.	823	72,556
Graphic Packaging Holding Co.	2,011	48,445
Silgan Holdings, Inc.	960	51,734
Sonoco Products Co.	715	43,694
		319,752
Metals & Mining - 0.5%
Alcoa Corp.	570	29,777
Newmont Corp.	4,417	233,792
Reliance Steel & Aluminum Co.	140	31,843
Royal Gold, Inc.	281	35,695
Southern Copper Corp.	457	34,371
Steel Dynamics, Inc.	1,087	131,136
		496,614
TOTAL MATERIALS		2,697,134
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Homes 4 Rent Class A	2,764	94,778
American Tower Corp.	1,898	423,994
Americold Realty Trust	968	30,405
Brixmor Property Group, Inc.	2,138	50,307
Camden Property Trust (SBI)	2,038	251,102
CubeSmart	1,013	46,385
EastGroup Properties, Inc.	274	46,101
Equity Lifestyle Properties, Inc.	736	52,830
Federal Realty Investment Trust (SBI)	1,472	164,172
First Industrial Realty Trust, Inc.	870	46,415
Gaming & Leisure Properties	900	48,204
Healthcare Trust of America, Inc.	1,875	40,369
Healthpeak Properties, Inc.	7,685	211,184
Independence Realty Trust, Inc.	2,360	44,439
Kite Realty Group Trust	1,415	30,706
Lamar Advertising Co. Class A	204	21,734
Life Storage, Inc.	368	39,759
Medical Properties Trust, Inc.	3,215	41,634
Mid-America Apartment Communities, Inc.	1,623	270,587
National Retail Properties, Inc.	992	46,971
Omega Healthcare Investors, Inc.	1,358	39,980
Physicians Realty Trust	1,866	29,595
Rexford Industrial Realty, Inc.	736	46,714
SBA Communications Corp. Class A	726	216,007
Spirit Realty Capital, Inc.	779	34,183
Store Capital Corp.	1,421	45,770
Sun Communities, Inc.	628	98,508
UDR, Inc.	4,428	188,589
WP Carey, Inc.	898	76,806
		2,778,228
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc. (a)	174	32,167
TOTAL REAL ESTATE		2,810,395
UTILITIES - 3.0%
Electric Utilities - 1.4%
Exelon Corp.	8,073	340,600
IDACORP, Inc.	383	40,525
NextEra Energy, Inc.	8,451	630,698
OGE Energy Corp.	1,081	42,505
PNM Resources, Inc.	638	31,568
Xcel Energy, Inc.	5,377	369,776
		1,455,672
Gas Utilities - 0.0%
National Fuel Gas Co.	430	24,966
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp.	611	14,090
Multi-Utilities - 1.5%
Ameren Corp.	3,938	342,094
Black Hills Corp.	557	40,316
CMS Energy Corp.	5,066	320,121
Consolidated Edison, Inc.	3,828	364,847
DTE Energy Co.	2,606	303,260
NiSource, Inc.	9,041	250,888
		1,621,526
Water Utilities - 0.1%
Essential Utilities, Inc.	1,415	66,123
TOTAL UTILITIES		3,182,377
TOTAL COMMON STOCKS (Cost $99,492,233)		101,652,869

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (b) (Cost $328,083)	328,017	328,083

Equity Funds - 1.8%
	Shares	Value ($)
Domestic Equity Funds - 1.8%
iShares S&P 500 Index ETF (Cost $1,878,285)	4,700	1,919,057

Purchased Options - 2.2%
	Counterparty	Number of Contracts	Notional Amount	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	200	81,532,000	2,650	11/17/23	473,000
S&P 500 Index	Chicago Board Options Exchange	210	85,608,600	2,600	12/15/23	516,600
S&P 500 Index	Chicago Board Options Exchange	220	89,685,200	2,550	01/19/24	555,500
S&P 500 Index	Chicago Board Options Exchange	68	27,720,880	3,860	02/17/23	94,520
S&P 500 Index	Chicago Board Options Exchange	85	34,651,100	3,810	03/17/23	254,575
S&P 500 Index	Chicago Board Options Exchange	104	42,396,640	3,770	04/21/23	480,480

TOTAL PURCHASED OPTIONS (Cost 3,301,314)						2,374,675

For the period, the average monthly notional amount at value for purchased options in the aggregate was $361,594,420.
TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $104,999,915)	106,274,684
NET OTHER ASSETS (LIABILITIES) - 0.1%	54,942
NET ASSETS - 100.0%	106,329,626

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	-	105,278,045	104,949,962	13,689	-	-	328,083	0.0%
Total	-	105,278,045	104,949,962	13,689	-	-	328,083

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,786,180	7,786,180	-	-
Consumer Discretionary	10,716,570	10,716,570	-	-
Consumer Staples	6,818,219	6,818,219	-	-
Energy	4,980,567	4,980,567	-	-
Financials	11,994,104	11,994,104	-	-
Health Care	14,763,489	14,763,489	-	-
Industrials	8,832,579	8,832,579	-	-
Information Technology	27,071,255	27,071,255	-	-
Materials	2,697,134	2,697,134	-	-
Real Estate	2,810,395	2,810,395	-	-
Utilities	3,182,377	3,182,377	-	-

Money Market Funds	328,083	328,083	-	-

Equity Funds	1,919,057	1,919,057	-	-

Purchased Options	2,374,675	2,374,675	-	-
Total Investments in Securities:	106,274,684	106,274,684	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Purchased Options (a)	2,374,675	0
Total Equity Risk	2,374,675	0
Total Value of Derivatives	2,374,675	0

(a)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.

Financial Statements
Statement of Assets and Liabilities
		January 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $104,671,832)	$105,946,601
Fidelity Central Funds (cost $328,083)	328,083

Total Investment in Securities (cost $104,999,915)		$106,274,684
Cash		222
Dividends receivable		41,471
Distributions receivable from Fidelity Central Funds		13,689
Total assets		106,330,066
Liabilities
Other payables and accrued expenses	$440
Total Liabilities		440
Net Assets		$106,329,626
Net Assets consist of:
Paid in capital		$105,000,001
Total accumulated earnings (loss)		1,329,625
Net Assets		$106,329,626
Net Asset Value , offering price and redemption price per share ($106,329,626 ÷ 1,050,000 shares)		$101.27

Statement of Operations
		For the period January 17, 2023 (commencement of operations) through January 31, 2023
Investment Income
Dividends		$41,607
Income from Fidelity Central Funds		13,689
Total Income		55,296
Expenses
Custodian fees and expenses	$439
Total Expenses		439
Net Investment income (loss)		54,857
Change in net unrealized appreciation (depreciation) on investment securities		1,274,769
Net gain (loss)		1,274,769
Net increase (decrease) in net assets resulting from operations		$1,329,626
Statement of Changes in Net Assets

For the period January 17, 2023 (commencement of operations) through January 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$54,857
Change in net unrealized appreciation (depreciation)	1,274,769
Net increase (decrease) in net assets resulting from operations	1,329,626
Affiliated share transactions
Proceeds from sales of shares	105,000,000
Net increase (decrease) in net assets resulting from share transactions	105,000,000
Total increase (decrease) in net assets	106,329,626

Net Assets
Beginning of period	-
End of period	$106,329,626

Other Information
Shares
Sold	1,050,000
Redeemed	-
Net increase (decrease)	1,050,000

Financial Highlights
Fidelity® Hedged Equity Central Fund

Years ended January 31,	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$100.00
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	1.22
Total from investment operations	1.27
Net asset value, end of period	$101.27
Total Return D	1.27%
Ratios to Average Net Assets C,E,F
Expenses before reductions	.01% G
Expenses net of fee waivers, if any	.01% G
Expenses net of all reductions	.01% G
Net investment income (loss)	1.25% G
Supplemental Data
Net assets, end of period (000 omitted)	$106,330
Portfolio turnover rate H	-% I

A For the period January 17, 2023 (commencement of operations) through January 31, 2023.

B Calculated based on average shares outstanding during the period.

C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

D Total returns for periods of less than one year are not annualized.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

I Amount not annualized.

Notes to Financial Statements
For the period ended January 31, 2023

1. Organization.
Fidelity Hedged Equity Central Fund (the Fund) is a fund of Fidelity Cherry Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   options, capital loss carryforwards and losses deferred due to options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,245,216
Gross unrealized depreciation	(1,044,691)
Net unrealized appreciation (depreciation)	$ 2,200,525
Tax Cost	$104,074,159

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$55,740
Capital loss carryforward	$(885,867)
Net unrealized appreciation (depreciation) on securities and other investments	$2,159,752

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(354,347)
Long-term	(531,520)
Total capital loss carryforward	$(885,867)

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. Exchange-traded options were used to manage exposure to the market.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Hedged Equity Central Fund	101,370,769	-

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Diversifying Solutions LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Hedged Equity Central Fund	$700

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Hedged Equity Central Fund	28,088	-	-

7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Cherry Street Trust and the Shareholders of Fidelity Hedged Equity Central Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Hedged Equity Central Fund (the "Fund"), a fund of Fidelity Cherry Street Trust, including the schedule of investments, as of January 31, 2023, the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 17, 2023 (commencement of operations) through January 31, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations, the changes in its net assets and the financial highlights for the period from January 17, 2023 (commencement of operations) through January 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 16, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees four funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees.   The Board of Trustees has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Board of Trustees also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Board of Trustees. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. David B. Jones is an interested person and currently serves as Chair. The Trustees have determined that an interested Chair is appropriate and benefits shareholders because an interested Chair has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chair, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chair and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session.
Fidelity ® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's alternative investment funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, high income, and equity funds. The asset allocation funds may invest in Fidelity ® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity ® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity ® funds overseen by each Board.
The Trustees primarily operate as a full Board, but have also established one standing committee, the Audit Committee, to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board has charged FDS and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FDS, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. Board oversight of different aspects of the fund's activities is exercised primarily through the full Board, but also through the Audit Committee. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FDS's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board and Audit Committee, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity ®  funds. The responsibilities of the Audit Committee, including its oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
David B. Jones (1962)
Year of Election or Appointment: 2021
Trustee
Chair of the Board of Trustees
Mr. Jones also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Jones served in a variety of positions at Fidelity Investments (1982-2008), retiring as a Senior Vice President. His duties included new product development, serving as a liaison to the board of trustees of various Fidelity ® funds, and development of policies and procedures for fund investments in derivatives and complex securities. He also served on the FMR Fair Value Committee, which is responsible for day-to-day valuation activities for various Fidelity ® funds
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FDS.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jennifer M. Birmingham (1971)
Year of Election or Appointment: 2021
Trustee
Ms. Birmingham also serves as Trustee of other Fidelity ® funds. Ms. Birmingham serves as Managing Director of Princeton University Investment Company (PRINCO) (2010-present). Previously, Ms. Birmingham served in a variety of positions at Deutsche Bank Asset Management (2002-2010), including Managing Director, Global CFO of DB Advisors and Deutsche Insurance Asset Management, Americas CFO of DWS Americas and various legal entities (2005-2010). Prior to Deutsche Bank, Ms. Birmingham was an employee of Investors Bank and Trust Company (1997-2002) and Deloitte & Touche LLP (1993-1997).
Matthew J. Conti (1966)
Year of Election or Appointment: 2021
Trustee
Mr. Conti also serves as Trustee of other Fidelity ® funds. Prior to his retirement, Mr. Conti served in a variety of positions at Fidelity Investments, including as a portfolio manager to certain Fidelity® funds (2000-2018) and research analyst (1995-2003). Mr. Conti serves as a member of the Board of Directors of the Rose Kennedy Greenway Conservancy (2021-present).
Tara C. Kenney (1960)
Year of Election or Appointment: 2021
Trustee
Ms. Kenney also serves as Trustee of other Fidelity ® funds. Prior to her retirement, Ms. Kenney served as Senior Vice President of Boston Common Asset Management (2017-2020). Previously, Ms. Kenney served as Managing Director in a variety of roles for Deutsche Asset Management (2003-2016) as well as Scudder Investments where she was a Portfolio Manager (1995-2003). Currently, Ms. Kenney serves as a Board member for a number of non-profit organizations and academic institutions, including Catholic Charities USA (2017-present) and the Kellogg Institute for International Studies at the University of Notre Dame (2002-present). Ms. Kenney is also an adjunct professor of finance at the University of Notre Dame.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Joseph Benedetti (1965)
Year of Election or Appointment: 2021
Assistant Secretary
Mr. Benedetti also serves as Assistant Secretary of other funds. Mr. Benedetti is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2020-present) and is an employee of Fidelity Investments. Mr. Benedetti serves as Assistant Secretary of Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present) and FIAM LLC (investment adviser firm, 2021-present). Previously, Mr. Benedetti served as Secretary of Fidelity Diversifying Solutions LLC (2021-2022). Prior to joining Fidelity, Mr. Benedetti was Assistant General Counsel at Invesco (investment adviser firm, 2019-2020); Senior Vice President and Managing Counsel at OppenheimerFunds Inc. (investment adviser firm, 2017-2019); and a Managing Director in the Legal Department of Morgan Stanley Investment Management Inc. (investment adviser firm, 2004-2017).
Heather Bonner (1977)
Year of Election or Appointment: 2023
President and Treasurer
Ms. Bonner also serves as President and Treasurer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity ® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2021
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Nati Davidi (1971)
Year of Election or Appointment: 2021
Assistant Secretary
Ms. Davidi also serves as Assistant Secretary of other funds. Ms. Davidi serves as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2013-present) and is an employee of Fidelity Investments. Previously, Ms. Davidi served as Assistant Secretary of the North Carolina Capital Management Trust (2016-2022).
Jonathan Davis (1968)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).
Laura M. Del Prato (1964)
Year of Election or Appointment: 2021
Assistant Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Colm A. Hogan (1973)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity ® funds (2016-2020) and Assistant Treasurer of certain Fidelity ® funds (2016-2018).
William Irving (1964)
Year of Election or Appointment: 2023
Vice President
Mr. Irving also serves as Vice President of other funds. Mr. Irving serves as Head of Fidelity Asset Management Solutions (2022-present) and is an employee of Fidelity Investments. Mr. Irving serves as President and Director of Fidelity Diversifying Solutions LLC (investment adviser firm, 2023-present) and President, Director, or Vice President of certain other Fidelity entities. Previously, Mr. Irving served as Chief Investment Officer (CIO) in the Global Asset Allocation division (2020-2022).  Prior to that, he was Managing Director of Research in the Global Asset Allocation division (2018-2020) and portfolio manager of certain Fidelity ® funds (2004-2018).
Cynthia Lo Bessette (1969)
Year of Election or Appointment: 2021
Secretary and Chief Legal Officer (CLO)
Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), FD Funds Management LLC (2021-present), and Fidelity Diversifying Solutions LLC (investment adviser firm, 2022-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).
Chris Maher (1972)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Ksenia Portnoy (1980)
Year of Election or Appointment: 2021
Chief Compliance Officer
Ms. Portnoy also serves as Chief Compliance Officer of other funds. Ms. Portnoy is a Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2021-present). Prior to joining Fidelity, Ms. Portnoy worked in the asset management divisions of Morgan Stanley Investment Management (investment adviser firm, 2020-2021), Mizuho (investment adviser firm, 2015-2020), Guggenheim Partners (investment adviser firm, 2012-2015) and Lehman Brothers (investment adviser firm, 2008-2012).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2021
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity ® funds.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Assistant Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity ® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 17, 2023 to January 31, 2023). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2022 to January 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value	Ending Account Value January 31, 2023	Expenses Paid During Period

Fidelity® Hedged Equity Central Fund	.01%
Actual		$ 1,000	$ 1,012.70	$- C, E
Hypothetical- B		$ 1,000	$ 1,025.16	$ .05 D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C    Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 15 / 365 (to reflect the period January 17, 2023 to January 31, 2023).

D   Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

E   Amount represents less than $.005.

Distributions   (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com .

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts

Fidelity Hedged Equity Central Fund

At its November 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Diversifying Solutions LLC (FDS) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FDS and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.   The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, related investment philosophy, and the purpose of central funds generally.

Resources Dedicated to Investment Management and Support Services. In prior meetings, the Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds. The Board also considered the fact that it oversees another fund managed by FDS that has similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.   The Board considered that while the fund will not pay a management fee, FDS receives a management fee that is determined based on the fees the adviser to the investing funds receives for providing services to funds that invest in the fund. The Board also noted that FDS bears all expenses of the fund, with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board considered that FDS has agreed to contractually cap total expenses of the fund to cover certain expenses excluded from the management fee through May 31, 2024 and that the cap cannot be removed or increased prior to that date without Board approval.

The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.

Based on its review, the Board concluded that the management fee to be received for providing services to the fund and the fund's projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.   The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider Fidelity's profits in respect of all the Fidelity funds.

Economies of Scale. The Board concluded that because the fund will pay no advisory fees and FDS will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to approve the fund's Advisory Contracts.

Additional Information Requested by the Board.   In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.9907612.100
HEC-ANN-0323

Item 2.

Code of Ethics

As of the end of the period, January 31, 2023, Fidelity Cherry Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Jennifer M. Birmingham is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Birmingham is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Hedged Equity Central Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2023 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Hedged Equity Central Fund	$31,600	$-	$9,700	$-

January 31, 2022 Fees B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Hedged Equity Central Fund	$-	$-	$-	$-

A Amounts may reflect rounding.
B Fidelity Hedged Equity Central Fund commenced operations on January 17, 2023.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Diversifying Solutions LLC ("FDS") and entities controlling, controlled by, or under common control with FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2023A,B	January 31, 2022 B
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Hedged Equity Central Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FDS (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2023A,B	January 31, 2022A,B
Deloitte Entities	$467,300	$521,600

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Hedged Equity Central Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FDS’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Cherry Street Trust

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer

Date:	March 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 23, 2023